Note 8 - Share-based Payments (Details Textual) - Warrants [member] $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2024	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2020
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)				36 months		36 months
Percentage of total equity				5.90%	8.60%
Number of other equity instruments granted in share-based payment arrangement				538,460	10,000
Expense from share-based payment transactions		$ 0.1	$ 0.2	$ 0.2	$ 0.3
Executive management [member]
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)	36 months
Number of other equity instruments granted in share-based payment arrangement	141,668
Board of directors [member]
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)	12 months
Number of other equity instruments granted in share-based payment arrangement	100,000
Employees [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	296,792